Securities Purchased Under Agreements to Resell	12 Months Ended
Dec. 31, 2011
Carrying Value of Federal Funds Sold, Securities Purchased under Agreements to Resell, and Deposits Paid for Securities Borrowed [Abstract]
Funds Sold and Securities Purchased Under Agreements to Resell
NOTE 3 - SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL
Securities purchased under agreements to resell were $792 million and $1.1 billion at December 31, 2011 and 2010, respectively. These agreements are collateralized by U.S. government or agency securities, and are carried at the amounts at which securities will be subsequently resold. The Company takes possession of all securities under agreements to resell and performs the appropriate margin evaluation on the acquisition date based on market volatility, as necessary. It is the Company's policy to obtain possession of collateral with a fair value between 95% to 110% of the principal amount loaned under resale agreements. The total market value of the collateral held was $806 million and $1.1 billion at December 31, 2011 and 2010, of which $247 million and $165 million was repledged, respectively.